UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-4786

                                 Ariel Investment Trust

(Exact name of registrant as specified in charter)

200 East Randolph Street

Suite 2900

                                 Chicago, IL 60601

(Address of principal executive offices) (Zip code)

Mareilé B. Cusack, Esq.

Ariel Investments, LLC

200 East Randolph Street

Suite 2900

Chicago, IL 60601

With a copy to:

Arthur Don, Esq.

Greenberg Traurig, LLP

77 West Wacker Drive

Suite 3100

                                 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 726-0140

Date of fiscal year end:   September 30

Date of reporting period:   December 31, 2018

Item 1.   Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Ariel Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Common stocks—99.20%	Value

	Consumer discretionary & services—31.70%
3,144,484	MSG Networks, Inc.(a)(b)	$74,084,043
5,790,552	TEGNA, Inc.	62,943,300
2,643,735	Nielsen Holdings plc	61,678,337
2,365,225	Viacom, Inc., Class B	60,786,283
1,110,781	Meredith Corp.	57,693,965
2,754,766	Interpublic Group of Cos., Inc.	56,830,823
551,440	Royal Caribbean Cruises Ltd.	53,925,318
5,141,800	Mattel, Inc.(a)	51,366,582
433,704	Mohawk Industries, Inc.(a)	50,726,020
691,999	Adtalem Global Education, Inc.(a)	32,745,393
41,124	The Madison Square Garden Co., Class A(a)	11,008,895

		573,788,959

	Consumer staples—3.39%
656,845	J.M. Smucker Co.	61,408,439

	Financial services—27.82%
3,856,139	KKR & Co., Inc.	75,696,009
1,709,703	Lazard Ltd., Class A	63,105,138
718,800	Northern Trust Corp.	60,084,492
1,413,853	CBRE Group, Inc., Class A(a)	56,610,674
1,251,088	First American Financial Corp.	55,848,568
436,699	JLL	55,286,093
1,093,023	Oaktree Capital Group LLC	43,447,664
329,300	Affiliated Managers Group, Inc.	32,086,992
1,497,949	Janus Henderson Group plc	31,037,503
1,238,554	Western Union Co.	21,129,731
48,963	Fair Isaac Corp.(a)	9,156,081

		503,488,945

	Health care—5.35%
304,600	Laboratory Corp. of America Holdings(a)	38,489,256
278,806	Charles River Laboratories Intl, Inc.(a)	31,555,263
115,381	Bio-Rad Laboratories, Inc.(a)	26,793,776

		96,838,295

	Materials & processing—6.85%
1,013,497	Simpson Manufacturing Co., Inc.	54,860,593
4,132,261	U.S. Silica Holdings, Inc.(b)	42,066,417
925,900	Masco Corp.	27,073,316

		124,000,326

	Producer durables—21.43%
472,100	Zebra Technologies Corp.(a)	75,172,483
1,857,741	Kennametal, Inc.	61,825,620
953,785	Keysight Technologies, Inc.(a)	59,210,973
401,263	Snap-on, Inc.	58,299,501
1,256,900	Stericycle, Inc.(a)	46,115,661
919,365	MTS Systems Corp.(b)	36,894,117
619,228	Brady Corp., Class A	26,911,649
97,689	Littelfuse, Inc.	16,751,710
2,728,980	Bristow Group, Inc.(a)(b)	6,631,421

		387,813,135

800.292.7435	1

Ariel Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Common stocks—99.20%	Value

	Technology—2.66%
488,742	Anixter Intl, Inc.(a)	$26,543,578
1,616,065	Knowles Corp.(a)	21,509,825

		48,053,403

	Total common stocks (Cost $1,383,583,889)	1,795,391,502

Number of shares	Short-term investments—0.74%	Value

13,361,379	Northern Institutional Treasury Portfolio, 2.34%(c)	$13,361,379

	Total short-term investments (Cost $13,361,379)	13,361,379

	Total Investments—99.94% (Cost $1,396,945,268)	1,808,752,881

	Other Assets less Liabilities—0.06%	1,064,621

	Net Assets—100.00%	$1,809,817,502

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at December 31, 2018.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

2	ARIELINVESTMENTS.COM

Ariel Appreciation Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Common stocks—99.16%	Value

	Consumer discretionary & services—24.77%
600,000	Omnicom Group, Inc.	$43,944,000
2,082,430	Interpublic Group of Cos., Inc.	42,960,531
1,030,300	BorgWarner, Inc.	35,792,622
1,414,437	MSG Networks, Inc.(a)	33,324,136
1,408,424	Nielsen Holdings plc	32,858,532
3,204,900	Mattel, Inc.(a)	32,016,951
638,800	CBS Corp., Class B	27,928,336
328,800	Nordstrom, Inc.	15,325,368
50,366	The Madison Square Garden Co., Class A(a)	13,482,978
514,500	Viacom, Inc., Class B	13,222,650
161,200	Tiffany & Co.	12,978,212

		303,834,316

	Consumer staples—4.87%
508,875	J.M. Smucker Co.	47,574,724
216,700	Molson Coors Brewing Co.	12,169,872

		59,744,596

	Energy—0.95%
456,000	National Oilwell Varco	11,719,200

	Financial services—31.20%
624,100	Northern Trust Corp.	52,168,519
1,146,900	First American Financial Corp.	51,197,616
1,059,100	Aflac, Inc.	48,252,596
1,228,420	Lazard Ltd., Class A	45,340,982
982,452	Houlihan Lokey, Inc.	36,154,234
483,089	BOK Financial Corp.	35,424,916
531,800	Progressive Corp.	32,083,494
180,454	Willis Towers Watson plc	27,403,744
400,119	Oaktree Capital Group LLC	15,904,730
436,000	Blackstone Group L.P.	12,997,160
621,468	KKR & Co., Inc.	12,199,417
182,250	CBRE Group, Inc., Class A(a)	7,297,290
49,580	JLL	6,276,828

		382,701,526

	Health care—14.16%
493,100	Zimmer Biomet Holdings, Inc.	51,144,332
368,700	Laboratory Corp. of America Holdings(a)	46,588,932
593,700	Cardinal Health, Inc.	26,479,020
111,454	Thermo Fisher Scientific, Inc.	24,942,291
216,980	Charles River Laboratories Intl, Inc.(a)	24,557,796

		173,712,371

	Materials & processing—1.29%
1,557,580	U.S. Silica Holdings, Inc.	15,856,164

	Producer durables—21.92%
465,299	Stanley Black & Decker, Inc.	55,714,902
1,498,300	Kennametal, Inc.	49,863,424
751,415	Keysight Technologies, Inc.(a)	46,647,843
235,900	Snap-on, Inc.	34,273,911
243,250	Illinois Tool Works, Inc.	30,817,343

800.292.7435	3

Ariel Appreciation Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Common stocks—99.16%	Value

	Producer durables—21.92% (continued)
768,800	Stericycle, Inc.(a)	$28,207,272
119,100	Littelfuse, Inc.	20,423,268
1,198,364	Bristow Group, Inc.(a)	2,912,025

		268,859,988

	Total common stocks (Cost $926,277,129)	1,216,428,161

Number of shares	Short-term investments—0.91%	Value

11,157,916	Northern Institutional Treasury Portfolio, 2.34%(b)	$11,157,916

	Total short-term investments (Cost $11,157,916)	11,157,916

	Total Investments—100.07% (Cost $937,435,045)	1,227,586,077

	Other Assets less Liabilities—(0.07)%	(824,714)

	Net Assets—100.00%	$1,226,761,363

(a) Non-income producing.

(b) The rate presented is the rate in effect at December 31, 2018.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

4	ARIELINVESTMENTS.COM

Ariel Focus Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Common stocks—99.02%	Value

	Consumer discretionary & services—15.42%
47,600	CBS Corp., Class B	$2,081,072
56,600	BorgWarner, Inc.	1,966,284
61,900	Nielsen Holdings plc	1,444,127
50,600	Viacom, Inc., Class B	1,300,420
4,400	Mohawk Industries, Inc.(a)	514,624

		7,306,527

	Consumer staples—2.78%
14,100	J.M. Smucker Co.	1,318,209

	Energy—7.38%
22,100	Exxon Mobil Corp.	1,506,999
40,100	National Oilwell Varco	1,030,570
36,500	Apache Corp.	958,125

		3,495,694

	Financial services—28.06%
75,500	Blackstone Group L.P.	2,250,655
55,400	Lazard Ltd., Class A	2,044,814
112,000	Western Union Co.	1,910,720
9,800	Goldman Sachs Group, Inc.	1,637,090
79,900	KKR & Co., Inc.	1,568,437
30,500	First American Financial Corp.	1,361,520
28,000	Bank of New York Mellon Corp.	1,317,960
19,900	Progressive Corp.	1,200,567

		13,291,763

	Health care—16.89%
137,700	Hanger, Inc.(a)	2,609,415
19,700	Zimmer Biomet Holdings, Inc.	2,043,284
13,300	Johnson & Johnson	1,716,365
12,900	Laboratory Corp. of America Holdings(a)	1,630,044

		7,999,108

	Materials & processing—4.86%
78,800	Mosaic Co.	2,301,748

	Producer durables—18.42%
17,600	Snap-on, Inc.	2,557,104
6,456	Lockheed Martin Corp.	1,690,439
8,900	Zebra Technologies Corp.(a)	1,417,147
32,300	Stericycle, Inc.(a)	1,185,087
64,300	Team, Inc.(a)	941,995
7,800	Stanley Black & Decker, Inc.	933,972

		8,725,744

	Technology—5.21%
54,700	Oracle Corp.	2,469,705

	Total common stocks (Cost $44,878,900)	46,908,498

	Total Investments—99.02% (Cost $44,878,900)	46,908,498

	Other Assets less Liabilities—0.98%	464,551

	Net Assets—100.00%	$47,373,049

(a) Non-income producing.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

800.292.7435	5

Ariel Discovery Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Common stocks—98.05%	Value

	Consumer discretionary & services—19.53%
162,942	Century Casinos, Inc.(a)	$1,204,141
151,092	Green Brick Partners, Inc.(a)	1,093,906
30,221	Strattec Security Corp.	870,365
69,700	Lakeland Industries, Inc.(a)	727,668
5,000	Movado Group, Inc.	158,100
6,974	Rosetta Stone, Inc.(a)	114,374

		4,168,554

	Energy—3.13%
153,602	Mitcham Industries, Inc.(a)	393,221
37,964	Gulf Island Fabrication, Inc.(a)	274,100

		667,321

	Financial services—25.03%
116,999	Safeguard Scientifics, Inc.(a)	1,008,531
74,908	Cowen Group, Inc., Class A(a)	999,273
47,045	Capital Southwest Corp.	904,205
19,100	First American Financial Corp.	852,624
39,118	Tejon Ranch Co.(a)	648,576
225,300	180 Degree Capital Corp.(a)	394,275
13,500	Jernigan Capital, Inc.	267,570
33,000	Atlas Financial Holdings, Inc.(a)	266,970

		5,342,024

	Health care—9.26%
132,322	Kindred Biosciences, Inc.(a)	1,448,926
83,519	Cumberland Pharmaceuticals, Inc.(a)	526,170

		1,975,096

	Materials & processing—4.38%
51,700	U.S. Silica Holdings, Inc.	526,306
120,300	Aspen Aerogels, Inc.(a)	256,239
264,754	Orion Energy Systems, Inc.(a)	151,175

		933,720

	Producer durables—5.70%
58,500	Perceptron, Inc.(a)	471,510
55,600	CPI Aerostructures, Inc.(a)	354,172
266,382	Ballantyne Strong, Inc.(a)	306,339
34,900	Bristow Group, Inc.(a)	84,807

		1,216,828

	Technology—26.89%
528,344	RealNetworks, Inc.(a)	1,220,475
225,588	Telenav, Inc.(a)	915,887
117,693	GSI Technology, Inc.(a)	604,942
237,006	Alithya Group, Inc.(a)	561,704
29,591	AstroNova, Inc.	554,831
118,923	PCTEL, Inc.(a)	510,180
108,884	EMCORE Corp.(a)	457,313
298,213	Synacor, Inc.(a)	441,355
18,100	Methode Electronics, Inc.	421,549
35,220	SeaChange Intl, Inc.(a)	44,377
35,210	GlassBridge Enterprises, Inc.(a)	5,211

		5,737,824

	Utilities—4.13%
106,751	ORBCOMM, Inc.(a)	881,763

	Total common stocks (Cost $27,618,097)	20,923,130

6	ARIELINVESTMENTS.COM

Ariel Discovery Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Short-term investments—1.87%	Value

399,080	Northern Institutional Treasury Portfolio, 2.34%(b)	$399,080

	Total short-term investments (Cost $399,080)	399,080

	Total Investments—99.92% (Cost $28,017,177)	21,322,210

	Other Assets less Liabilities—0.08%	18,077

	Net Assets—100.00%	$21,340,287

(a) Non-income producing.

(b) The rate presented is the rate in effect at December 31, 2018.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

800.292.7435	7

Ariel International Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Common stocks—91.09%	Value

	Belgium—0.07%
4,625	Galapagos N.V.(a)	$426,895

	Canada—1.17%
177,214	IGM Financial, Inc.	4,027,945
59,508	Suncor Energy, Inc.	1,662,057
20,361	Magna International, Inc.	924,239
57,395	Hydro One Ltd.	851,340

		7,465,581

	China—8.75%
3,271,000	China Mobile Ltd.	31,475,621
105,487	Baidu, Inc. ADR(a)	16,730,238
163,868	China Mobile Ltd. ADR	7,865,664

		56,071,523

	Finland—3.18%
3,500,129	Nokia Corp. ADR	20,370,751

	France—5.40%
264,694	Michelin (CGDE)	26,293,784
48,053	Safran SA	5,802,979
21,581	Thales SA	2,522,096

		34,618,859

	Germany—10.22%
364,259	Deutsche Boerse AG	43,549,113
5,052,049	Telefonica Deutschland Holding	19,884,468
80,830	Dialog Semiconductor plc(a)	2,094,603

		65,528,184

	Hong Kong—0.44%
17,859,302	Li & Fung Ltd.	2,805,305

	Italy—3.90%
5,123,718	Snam SpA	22,433,508
274,705	Italgas SpA	1,575,304
91,887	Azimut Holdings SpA	1,006,309

		25,015,121

	Japan—17.71%
1,004,900	NTT DOCOMO, Inc.	22,579,326
75,000	Nintendo Co., Ltd.	19,915,437
449,000	Nippon Telegraph & Telephone Corp.	18,318,896
734,000	Japan Tobacco, Inc.	17,440,646
116,600	Shimamura Co., Ltd.	8,928,714
405,200	Subaru Corp.	8,656,440
1,760,700	Seven Bank Ltd.	5,026,178
27,900	Daito Trust Construction Co., Ltd.	3,819,608
122,400	Mabuchi Motor Co., Ltd.	3,749,471
25,100	Secom Co., Ltd.	2,082,059
77,100	Ono Pharmaceutical Co., Ltd.	1,574,436
17,000	Bridgestone Corp.	652,219
5,600	Toyota Motor Corp.	324,165
12,700	Askul Corp.	270,806
1,400	Murata Manufacturing Co., Ltd.	188,650

		113,527,051

8	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Common stocks—91.09%	Value

	Luxembourg—1.15%
69,761	RTL Group	$3,738,528
170,644	Tenaris ADR	3,638,130

		7,376,658

	Netherlands—9.41%
1,240,514	Koninklijke Ahold Delhaize N.V.	31,375,617
498,521	Gemalto N.V.(a)	28,936,002

		60,311,619

	Portugal—0.02%
10,363	Jeronimo Martins SGPS SA	122,771

	Singapore—0.24%
296,900	Singapore Exchange Ltd.	1,557,530

	Spain—3.63%
598,757	Endesa SA	13,809,701
387,675	Tecnicas Reunidas SA	9,478,772

		23,288,473

	Switzerland—10.35%
170,491	Roche Holding AG	42,325,902
38,446	Swisscom AG	18,376,299
14,288	Kuehne & Nagel Intl, AG	1,839,247
141,819	UBS AG(a)	1,768,943
7,389	Novartis AG	634,050
274	SGS SA	616,780
16,340	ams AG(a)	393,471
4,703	Nestle SA	381,709

		66,336,401

	United Arab Emirates—0.14%
4,048,694	Dubai Financial Market	877,383

	United Kingdom—9.11%
1,975,041	GlaxoSmithKline plc	37,539,282
162,052	Reckitt Benckiser Group plc	12,419,941
570,219	National Grid plc	5,554,215
61,264	GlaxoSmithKline plc ADR	2,340,897
198,317	Kingfisher plc	524,508

		58,378,843

	United States—6.20%
286,134	Philip Morris Intl, Inc.	19,102,306
71,268	EOG Resources, Inc.	6,215,282
41,734	Pioneer Natural Resources Co.	5,488,856
65,864	Core Laboratories N.V.	3,929,446
94,249	Fluor Corp.	3,034,818
38,511	Fabrinet(a)	1,975,999

		39,746,707

	Total common stocks (Cost $623,344,491)	583,825,655

800.292.7435	9

Ariel International Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Investment companies—1.08%	Value

	Exchange traded funds—1.08%
186,469	Vanguard FTSE Developed Markets ETF	$6,918,000

	Total Investment companies (Cost $7,038,480)	6,918,000

Number of shares	Short-term investments—2.96%	Value

18,973,459	Northern Institutional Treasury Portfolio, 2.34%(b)	$18,973,459

	Total short-term investments (Cost $18,973,459)	18,973,459

	Total Investments—95.13% (Cost $649,356,430)	609,717,114

	Cash, Foreign Currency, Other Assets less Liabilities—4.87%	31,245,579

	Net Assets—100.00%	$640,962,693

At December 31, 2018, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
03/13/2019	UBS AG	GBP	2,145,645	CNH	18,777,564	$11,096
03/13/2019	UBS AG	SEK	22,884,873	EUR	2,217,036	41,480
03/13/2019	UBS AG	GBP	32,369,930	USD	40,869,309	534,943
03/13/2019	UBS AG	JPY	2,116,478,746	USD	18,863,953	558,306
03/13/2019	UBS AG	SEK	104,409,339	USD	11,586,224	262,885

Subtotal UBS AG						1,408,710

03/13/2019	Northern Trust	SEK	12,036,341	USD	1,335,546	30,423
03/13/2019	Northern Trust	SGD	7,678,059	USD	5,599,518	43,202

Subtotal Northern Trust						73,625

03/13/2019	JPMorgan Chase	GBP	887,158	CAD	1,496,703	36,567
03/13/2019	JPMorgan Chase	USD	3,785,754	CAD	5,061,466	71,947
03/13/2019	JPMorgan Chase	USD	1,285,859	CAD	1,729,722	16,690
03/13/2019	JPMorgan Chase	JPY	1,084,536,710	CNH	66,915,731	211,742
03/13/2019	JPMorgan Chase	GBP	1,463,943	EUR	1,612,903	13,273
03/13/2019	JPMorgan Chase	JPY	519,651,012	EUR	4,042,168	109,121
03/13/2019	JPMorgan Chase	JPY	347,128,390	EUR	2,700,180	72,893
03/13/2019	JPMorgan Chase	JPY	299,834,730	USD	2,671,093	80,396

Subtotal JPMorgan Chase						612,629

Subtotal - Open forward currency contracts with unrealized appreciation						$2,094,964

10	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	12/31/18 (UNAUDITED)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized depreciation
03/13/2019	UBS AG	EUR	472,947	CNH	3,756,000	$(1,566)
03/13/2019	UBS AG	USD	28,893,674	CNH	200,290,946	(262,039)
03/13/2019	UBS AG	NOK	9,963,987	EUR	1,021,694	(21,650)
03/13/2019	UBS AG	AUD	41,978,051	USD	30,224,197	(619,847)
03/13/2019	UBS AG	NOK	9,665,614	USD	1,135,214	(13,739)
03/13/2019	UBS AG	NOK	16,040,966	USD	1,883,991	(22,802)

Subtotal UBS AG						(941,643)

03/13/2019	Northern Trust	USD	1,993,753	CNH	13,819,699	(17,937)
03/13/2019	Northern Trust	USD	4,461,438	CNH	30,897,646	(36,233)
03/13/2019	Northern Trust	USD	14,110,068	EUR	12,329,535	(102,632)

Subtotal Northern Trust						(156,802)

03/13/2019	JPMorgan Chase	AUD	6,039,700	CAD	5,812,106	(5,181)
03/13/2019	JPMorgan Chase	AUD	1,842,487	CHF	1,301,000	(33,267)
03/13/2019	JPMorgan Chase	AUD	5,774,363	EUR	3,629,600	(111,693)
03/13/2019	JPMorgan Chase	EUR	1,612,903	GBP	1,455,247	(2,149)
03/13/2019	JPMorgan Chase	AUD	2,738,898	USD	1,971,544	(39,980)
03/13/2019	JPMorgan Chase	CAD	2,158,480	USD	1,585,371	(1,605)
03/13/2019	JPMorgan Chase	CAD	1,719,164	USD	1,285,859	(24,437)

Subtotal JPMorgan Chase						(218,312)

Subtotal - Open forward currency contracts with unrealized depreciation						$(1,316,757)

Net unrealized appreciation (depreciation) on forward currency contracts						$778,207

(a) Non-income producing.

(b) The rate presented is the rate in effect at December 31, 2018.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

800.292.7435	11

Ariel Global Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Common stocks—94.76%	Value

	Brazil—0.09%
13,565	BB Seguridade Participacoes SA	$96,574

	Canada—0.60%
14,959	IGM Financial, Inc.	340,007
10,348	Suncor Energy, Inc.	289,019

		629,026

	Chile—0.20%
7,088	Banco Santander-Chile ADR	211,931

	China—10.64%
521,500	China Mobile Ltd.	5,018,201
25,801	Baidu, Inc. ADR(a)	4,092,039
44,218	China Mobile Ltd. ADR	2,122,464

		11,232,704

	Finland—2.62%
474,745	Nokia Corp. ADR	2,763,016

	France—3.79%
33,786	Michelin (CGDE)	3,356,184
5,351	Safran SA	646,198

		4,002,382

	Germany—4.08%
27,391	Deutsche Boerse AG	3,274,741
261,998	Telefonica Deutschland Holding	1,031,204

		4,305,945

	Hong Kong—0.09%
624,000	Li & Fung Ltd.	98,017

	Italy—1.08%
260,596	Snam SpA	1,140,984

	Japan—9.36%
126,200	NTT DOCOMO, Inc.	2,835,616
50,000	Nippon Telegraph & Telephone Corp.	2,039,966
81,800	Japan Tobacco, Inc.	1,943,658
5,250	Nintendo Co., Ltd.	1,394,081
51,900	Subaru Corp.	1,108,759
1,900	Daito Trust Construction Co., Ltd.	260,117
2,500	Secom Co., Ltd.	207,376
1,600	Bridgestone Corp.	61,385
300	Shimamura Co., Ltd.	22,973
100	Murata Manufacturing Co., Ltd.	13,475

		9,887,406

	Mexico—0.46%
116,588	Wal-Mart de Mexico SAB de CV	296,457
31,381	Banco Santander-Mexico SA ADR	193,307

		489,764

	Netherlands—2.29%
37,051	Gemalto N.V.(a)	2,150,577
10,706	Koninklijke Ahold Delhaize N.V.	270,781

		2,421,358

12	ARIELINVESTMENTS.COM

Ariel Global Fund schedule of investments	12/31/18 (UNAUDITED)

Number of shares	Common stocks—94.76%	Value

	Spain—1.19%
54,471	Endesa SA	$1,256,316

	Switzerland—7.36%
27,859	Roche Holding AG	6,916,244
1,715	Swisscom AG	819,730
1,532	ams AG(a)	36,891

		7,772,865

	Thailand—0.59%
110,200	Kasikornbank PCL	626,467

	United Kingdom—7.00%
230,093	GlaxoSmithKline plc	4,373,340
53,298	GlaxoSmithKline plc ADR	2,036,517
66,131	National Grid plc	644,149
4,368	Reckitt Benckiser Group plc	334,771

		7,388,777

	United States—43.32%
99,150	Microsoft Corp.	10,070,665
97,302	Gilead Sciences, Inc.	6,086,240
66,511	Philip Morris Intl, Inc.	4,440,274
20,143	Berkshire Hathaway, Inc., Class B(a)	4,112,798
31,344	Johnson & Johnson	4,044,943
50,394	Verizon Communications, Inc.	2,833,151
67,884	Schlumberger Ltd.	2,449,255
31,952	Southern Co.	1,403,332
23,582	Amdocs Ltd.	1,381,434
9,676	Pioneer Natural Resources Co.	1,272,587
5,156	Costco Wholesale Corp.	1,050,329
32,440	Fluor Corp.	1,044,568
10,782	EOG Resources, Inc.	940,298
13,861	Occidental Petroleum Corp.	850,788
10,204	Quest Diagnostics, Inc.	849,687
14,647	U.S. Bancorp	669,368
7,851	Core Laboratories N.V.	468,391
7,070	QUALCOMM, Inc.	402,354
4,933	Intercontinental Exchange, Inc.	371,603
108,080	Acacia Research Corp.(a)	322,078
7,310	Tapestry, Inc.	246,712
3,137	Foot Locker, Inc.	166,888
1,216	Acuity Brands, Inc.	139,779
1,962	Acacia Communications, Inc.(a)	74,556
787	Expeditors International of Washington, Inc.	53,587

		45,745,665

	Total common stocks (Cost $96,737,915)	100,069,197

Number of shares	Short-term investments—2.75%	Value

2,910,381	Northern Institutional Treasury Portfolio, 2.34%(b)	$2,910,381

	Total short-term investments (Cost $2,910,381)	2,910,381

	Total Investments—97.51% (Cost $99,648,296)	102,979,578

	Cash, Foreign Currency, Other Assets less Liabilities—2.49%	2,626,727

	Net Assets—100.00%	$105,606,305

800.292.7435	13

Ariel Global Fund schedule of investments	12/31/18 (UNAUDITED)

At December 31, 2018, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
03/13/2019	UBS AG	SEK	4,949,927	EUR	479,538	$8,972
03/13/2019	UBS AG	SEK	2,301,124	USD	255,354	5,794

Subtotal UBS AG						14,766

03/13/2019	Northern Trust	SEK	2,103,847	GBP	185,007	2,118
03/13/2019	Northern Trust	SGD	747,799	USD	545,361	4,207

Subtotal Northern Trust						6,325

03/13/2019	JPMorgan Chase	CHF	240,000	AUD	339,468	6,435
03/13/2019	JPMorgan Chase	JPY	148,248,965	CNH	9,146,936	28,944
03/13/2019	JPMorgan Chase	JPY	75,596,823	EUR	588,039	15,874

Subtotal JPMorgan Chase						51,253

Subtotal - Open forward currency contracts with unrealized appreciation						$72,344

Open forward currency contracts with unrealized depreciation
03/13/2019	UBS AG	EUR	264,370	CNH	2,099,545	$(875)
03/13/2019	UBS AG	USD	423,235	CNH	2,933,863	(3,838)
03/13/2019	UBS AG	USD	4,803,588	CNH	33,298,471	(43,564)
03/13/2019	UBS AG	CAD	1,164,884	EUR	761,334	(22,894)
03/13/2019	UBS AG	NOK	1,809,883	EUR	185,583	(3,933)
03/13/2019	UBS AG	USD	3,502,215	EUR	3,056,886	(21,568)
03/13/2019	UBS AG	USD	954,573	JPY	107,100,261	(28,252)
03/13/2019	UBS AG	AUD	607,986	USD	437,750	(8,978)
03/13/2019	UBS AG	CAD	1,705,377	USD	1,276,771	(25,465)

Subtotal UBS						(159,367)

03/13/2019	Northern Trust	USD	922,357	CHF	904,938	(4,597)
03/13/2019	Northern Trust	AUD	333,204	GBP	190,026	(8,075)

Subtotal Northern Trust						(12,672)

03/13/2019	JPMorgan Chase	AUD	825,649	CHF	583,000	(14,907)
03/13/2019	JPMorgan Chase	CAD	555,769	CHF	407,753	(9,882)
03/13/2019	JPMorgan Chase	AUD	1,660,503	EUR	1,043,745	(32,119)

Subtotal JPMorgan Chase						(56,908)

Subtotal - Open forward currency contracts with unrealized depreciation						$(228,947)

Net unrealized appreciation (depreciation) on forward currency contracts						$(156,603)

(a) Non-income producing.

(b) The rate presented is the rate in effect at December 31, 2018.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

14	ARIELINVESTMENTS.COM

Notes to the schedules of investments	12/31/18 (UNAUDITED)

NOTE ONE | ORGANIZATION

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.

The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund and Ariel Discovery Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds’ accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds’ transfer agent.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies related to investments of the Funds held at December 31, 2018.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.

Investments in money market funds are valued at their closing net asset value each business day.

Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements – Accounting Standards CodificationTM 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of December 31, 2018 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$1,808,752,881	$1,227,586,077	$46,908,498	$21,322,210
Level 2	—	—	—	—
Level 3	—	—	—	—

Total investments	$1,808,752,881	$1,227,586,077	$46,908,498	$21,322,210

800.292.7435	15

Notes to the schedules of investments	12/31/18 (UNAUDITED)

Industry classifications for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, and Ariel Discovery Fund are included in the Schedules of Investments for the respective Fund.

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$56,071,523	$102,812,954	$—	$158,884,477
Consumer discretionary	30,547,836	18,832,344	—	49,380,180
Consumer staples	63,020,635	17,822,355	—	80,842,990
Energy	30,412,543	22,433,508	—	52,846,051
Financials	6,462,858	51,350,543	—	57,813,401
Health care	40,941,124	43,900,338	—	84,841,462
Industrials	11,359,893	8,287,557	—	19,647,450
Information technology	51,282,753	2,676,724	—	53,959,477
Real estate	—	3,819,608	—	3,819,608
Utilities	20,215,256	1,575,304	—	21,790,560

Total common stocks	$310,314,420	$273,511,235	$—	$583,825,655
Exchange traded funds	6,918,000	—	—	6,918,000
Short-term investments	18,973,459	—	—	18,973,459

Total investments	$336,205,879	$273,511,235	$—	$609,717,114

Other financial instruments
Forward currency contracts ^	$—	$778,207	$—	$778,207

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$14,065,855	$8,120,597	$—	$22,186,452
Consumer discretionary	3,867,801	1,193,117	—	5,060,918
Consumer staples	6,392,612	1,943,658	—	8,336,270
Energy	6,270,338	1,140,984	—	7,411,322
Financials	5,899,014	3,997,782	—	9,896,796
Health care	17,390,727	6,916,244	—	24,306,971
Industrials	2,206,210	207,376	—	2,413,586
Information technology	16,842,602	50,366	—	16,892,968
Real estate	—	260,117	—	260,117
Utilities	3,303,797	—	—	3,303,797

Total common stocks	$76,238,956	$23,830,241	$—	$100,069,197
Short-term investments	2,910,381	—	—	2,910,381

Total investments	$79,149,337	$23,830,241	$—	$102,979,578

Other financial instruments
Forward currency contracts ^	$—	$(156,603)	$—	$(156,603)

*	As of December 31, 2018, the Level 2 investments held were securities fair valued due to market closure and forward currency contracts. See Schedules of Investments.

^

Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Foreign currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.

Forward currency contracts – Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay

16	ARIELINVESTMENTS.COM

Notes to the schedules of investments	12/31/18 (UNAUDITED)

gains due to the Fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.

Securities transactions – Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The following transactions were made during the period ended December 31, 2018, with securities that are affiliated companies:

	Share activity				Three months ended December 31, 2018
Security name	Balance September 30, 2018	Purchases	Sales	Balance December 31, 2018	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
Bristow Group, Inc. (Producer durables)	3,011,667	—	282,687	2,728,980	$6,631,421	$—	$(5,718,367)	$(20,967,594)	0.4%
MSG Networks Inc. (Consumer discretionary & services)	3,711,584	—	567,100	3,144,484	74,084,043	—	2,615,403	$(10,185,656)	4.1%
MTS Systems Corp. (Producer durables)	919,365	—	—	919,365	36,894,117	275,810	—	$(13,441,117)	2.0%
US Silica Holdings Inc. (Materials & processing)	2,578,061	1,554,200	—	4,132,261	42,066,417	220,729	—	$(25,507,043)	2.3%

					$159,675,998	$496,539	$(3,102,964)	$(70,101,410)	8.8%

800.292.7435	17

Item 2.   Controls and Procedures.

(a)

The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits.

(a)	Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson, President
(Principal Executive Officer)

Date:	February 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson, President
(Principal Executive Officer)

Date:	February 11, 2019

By:	/s/ James R. Rooney
James R. Rooney, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	February 11, 2019